Debt Obligations Net - Summary of Outstanding Debt Obligations (Parenthetical) (Details) - Owl Rock Capital and Subsidiaries and Owl Rock Capital Securities LLC - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Revolving Credit Facility #1 [Member]
Debt Instrument [Line Items]
Unamortized deferred financing costs	$ 373.0	$ 89.0
Revolving Credit Facility #2 [Member]
Debt Instrument [Line Items]
Unamortized deferred financing costs	62.0	148.0
Term Loan [Member]
Debt Instrument [Line Items]
Unamortized deferred financing costs	$ 3.4	$ 3.8